OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
SCHEDULE OF OTHER PAYABLES

	December 31, 2022	December 31, 2021

Employees, salaries and related liabilities	392	500
Related party	56	24
Liabilities for grants received (Note 19)	50	30
Accrued expenses	-	49
Derivative financial liability (Note 13)	-	32
Other	152	38
Total	650	673